Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and Cash equivalents	$ 17,410	$ 3,794	$ 0
Prepaid expenses	258	46	0
Other receivables	1,018	29	0
TOTAL CURRENT ASSETS	18,686	3,869	0
Restricted cash	695	695	0
Interest in corporate jet	1,347	1,511	0
Capitalized software costs	3,453	317	0
Equipment, net	1,457	79	0
Intellectual property, net	9,013	0	0
Goodwill	3,015	0	0
TOTAL ASSETS	37,666	6,471	0
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	1,901	1,105	78
Current portion of loan payable	51	49	0
Other current liabilities	2,822	0	0
Deferred revenue	484	0	0
TOTAL CURRENT LIABILITIES	5,258	1,154	78
Loans payable, less current portion	865	891	0
Other long-term liabilities	1,176	342	0
TOTAL LIABILITIES	7,299	2,387	78
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value, authorized 1,000,000 shares, no shares issued and outstanding	0	0	0
Common stock, $0.001 par value, authorized 300,000,000 shares, issued and outstanding 149,417,062 shares as of December 31, 2011, authorized 300,000,000 shares, issued and outstanding 134,941,797 shares as of June 30, 2011 and authorized 1,000,000 shares, issued and outstanding 419,200 shares (as adjusted for the Reverse Split) as of June 30, 2010	153	139	4
Additional paid-in-capital	113,244	36,416	12,481
Accumulated deficit	(83,030)	(32,471)	(12,563)
TOTAL STOCKHOLDERS' EQUITY	30,367	4,084	(78)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 37,666	$ 6,471	$ 0